Leases (Details Narrative)	1 Months Ended			3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2019 USD ($) Agreement	Dec. 31, 2018 USD ($) gal	Jul. 31, 2018 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2022 USD ($) Period	Jun. 30, 2021 USD ($)	Dec. 31, 2021 USD ($) Period	Dec. 31, 2020 USD ($)
Lessee, Lease, Description [Line Items]
Finance Lease, Right-of-Use Asset, Amortization				$ 32,000	$ 41,000	$ 73,000	$ 82,000	$ 165,000	$ 165,000
Finance Lease, Interest Expense				71,000	74,000	143,000	150,000	296,000	445,000
Operating lease payments				309,000	283,000	621,000	552,000	1,147,000	564,000
Finance lease cash payments				$ 110,000	121,000	$ 231,000	241,000	$ 491,000	491,000
Finance lease term			5 years
Ruby Cell Analyzer [Member]
Lessee, Lease, Description [Line Items]
Finance lease cash payments			$ 807
Finance lease term			5 years
Finance lease incorporation period			2018-07
Payments for Purchase of Other Assets			$ 1
Dakota Ag Properties [Member]
Lessee, Lease, Description [Line Items]
Finance lease cash payments		$ 33,458
Lessee finance lease interest rate		8.00%
Finance lease term		20 years
Finance lease incorporation period		2018-12
Sale Leaseback Transaction, Historical Cost		$ 4,000,000
Equipment [Member]
Lessee, Lease, Description [Line Items]
Finance lease propane tank volume | gal		12,000
Finance lease cash payments		$ 8,199
Finance lease term		5 years
Finance lease incorporation period		2018-12
Laboratory Equipment [Member]
Lessee, Lease, Description [Line Items]
Finance lease cash payments	$ 5,956	$ 8,199
Finance lease term	3 years
Finance lease incorporation period	2019-03	2018-12
Payments for Purchase of Other Assets	$ 1
Number of lease agreements | Agreement	2
Lab Space [Member]
Lessee, Lease, Description [Line Items]
Operating lease commencement period						2014-06		2014-06
Operating lease expired period						2019-06		2019-06
Operating lease amended expired period						2024-08
Lessee, Operating Lease, Existence of Option to Extend [true false]						false		false
Operating lease payments per month						$ 66,993		$ 66,993
Lessee, Operating Lease, Option to Terminate						This lease can be terminated with one year advance written notice.		This lease can be terminated with one year advance written notice.
Lessee, Operating Lease, Discount Rate				4.54%		4.54%		4.54%
Office, Laboratory, and Warehouse [Member]
Lessee, Lease, Description [Line Items]
Operating lease commencement period						2020-11		2020-11
Lessee, Operating Lease, Existence of Option to Extend [true false]						true		false
Operating lease number of option to extended additional period | Period						3		3
Operating lease option to extended additional period						3 years		3 years
Lessee, Operating Lease, Discount Rate				4.69%		4.69%		4.69%
Lessee, Operating Lease, Term of Contract				3 years		3 years		3 years
Lease cost per month						$ 36,125		$ 36,125
Barn Space [Member]
Lessee, Lease, Description [Line Items]
Operating lease commencement period						2020-04		2020-04
Lessee, Operating Lease, Discount Rate				4.08%		4.08%		4.08%
Lessee, Operating Lease, Term of Contract				2 years		2 years		2 years
Lease cost per month						$ 678	665	$ 678	665
Research and Development Expense [Member]
Lessee, Lease, Description [Line Items]
Operating Lease, Expense				$ 291,000	$ 268,000	$ 585,000	$ 522,000	$ 1,083,000	$ 710,000